Changes in accounting standards	12 Months Ended
Dec. 31, 2019
Disclosure of voluntary change in accounting policy [abstract]
Changes in accounting standards [Text Block]

4. Changes in accounting standards

(a) Accounting standards adopted during the year

The Company adopted the following new IFRS standards effective January 1, 2019. The nature and impact of each new standard on the Company’s current year financial statements, and prior year comparatives, if any, are outlined below. Adoption of these standards were made in accordance with the applicable transitional provisions.

Several other new standards and amendments came into effect on January 1, 2019; however, they did not impact the Company’s consolidated financial statements.

Leases

In January 2016, the IASB issued IFRS 16 – Leases ("IFRS 16") which replaces IAS 17 – Leases and its associated interpretative guidance. For those assets determined to meet the definition of a lease, IFRS 16 introduces significant changes to the accounting by lessees, introducing a single, on-balance sheet accounting model that is similar to current finance lease accounting, with limited exceptions for short-term leases or leases of low value assets. Lessor accounting remains similar to current accounting practice. The standard is effective for annual periods beginning on or after January 1, 2019.

The Company has not identified any material leases or other contracts containing a lease to be recognized on balance sheet as of January 1, 2019.

The adoption of IFRS 16 did however impact the JV. Previously, the JV recognized monthly fixed payments for equipment to mining contractors as production costs. Under IFRS 16, these fixed monthly payments are capitalized as a right-of-use asset (and corresponding lease liability) and commencing January 1, 2019, are no longer presented as production costs; rather, the JV recognizes a depreciation charge for the right-of-use assets and an interest expense on the lease liabilities.

The JV elected to adopt the practical expedient in IFRS 16 to not reassess whether a contract is, or contains, a lease at the date of initial application. Any contracts or agreements that were not previously identified as containing a lease under IAS 17 or IFRIC 4, were not reassessed as of January 1, 2019. Therefore, IFRS 16 was applied only to contracts entered into (or modified) on or after January 1, 2019.

On adoption of IFRS 16, the JV recognized right-of-use assets and lease liabilities of $36.6 million as at January 1, 2019. However, the net impact on the profit and loss of the JV for the year ended December 31, 2019 was not materially different from accounting for these contracts under IAS 17 and, as a result, the adoption of IFRS 16 did not have a material impact on the Company’s equity pick- up for the year.

(b) Accounting standards and amendments issued but not yet adopted

The following standards and interpretations, which may be applicable to the Company, have been issued but are not yet effective as of December 31, 2019:

Revised Conceptual Framework

In March 2018, the IASB issued the revised Conceptual Framework (“Framework”), which sets out the fundamental concepts for financial reporting to ensure consistency in standard-setting decisions and that similar transactions are treated in a similar way, so as to provide useful information to users of financial statements. The revised Framework, which is effective January 1, 2020, will inform future standard-setting decisions but does not impact existing IFRS. The Company does not expect the Framework to have a significant impact on its accounting policies.